Fair Value Measurements - (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of assets held in the Trust Account

	Amortized Cost	Unrealized Gain	Fair Value
December 31, 2025
Cash held in Trust Account	$235	—	$235
U.S. Treasury Securities (Matured on 01/20/26)	$307,617,164	$43,413	$307,660,577
December 31, 2024
Cash held in money markets	$2,216	—	$2,216
U.S. Treasury Securities (Matured on 02/06/25)	$296,120,431	$13,050	$296,133,481

Schedule of quantitative information regarding market assumptions	The following table presents the quantitative information regarding market assumptions used in the valuation of the Public Warrants:

May 6, 2024
Market price of Public Shares	$9.76
Term (years)	6.61
Risk-free rate	4.43%
Volatility	5.0%
Market pricing adjustment	15.0%